Note 5 - Commitments and Contingencies (Details Textual)		12 Months Ended
	Jun. 17, 2024 USD ($) shares	Mar. 31, 2025 USD ($) shares	Nov. 01, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)		143,303
Stock Required to be Issued for Stock Split, Shares (in shares)			271,846
Employment Contracts [Member] | Chief Executive Officer [Member]
Employment Agreement, Term of Contract (Year)	3 years
Annual Base Salary | $	$ 450,000
Employment Agreement, Bonus as a Percentage of Annual Base Compensation	60.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value | $	$ 1,000,000
Employment Contracts [Member] | Chief Executive Officer [Member] | Scenario, Contract Termination [Member]
Employment Agreement, Bonus as a Percentage of Annual Base Compensation	100.00%
Employment Contracts [Member] | Chief Executive Officer [Member] | Scenario, Contract Termination, Without Cause [Member]
Employment Agreement, Bonus as a Percentage of Annual Base Compensation	50.00%
Employment Contracts [Member] | Chief Executive Officer [Member] | Inducement Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	45,000
Employment Contracts [Member] | Chief Executive Officer [Member] | Inducement Options [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	11,250
Employment Contracts [Member] | Chief Executive Officer [Member] | Inducement Options [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	11,250
Employment Contracts [Member] | Chief Executive Officer [Member] | Inducement Options [Member] | Share-Based Payment Arrangement, Tranche Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	11,250
Employment Contracts [Member] | Chief Executive Officer [Member] | Inducement Options [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	11,250
Employment Contracts [Member] | Executive Vice Chair and Strategic Advisor to the Chief Executive Officer [Member]
Employment Agreement, Term of Contract (Year)	2 years
Annual Base Salary | $	$ 150,000
Employment Agreement, Bonus as a Percentage of Annual Base Compensation	50.00%
Employment Contracts [Member] | Minimum [Member]
Employee Benefits and Share-Based Compensation | $		$ 1,100,000
Employment Contracts [Member] | Maximum [Member]
Employee Benefits and Share-Based Compensation | $		$ 1,600,000
Pending Litigation [Member]
Loss Contingency, Pending Claims, Number		0